SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Note 7- SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

On April 27, 2020, the Company received a loan from Axiom Bank, N.A., headquartered in Central Florida in the aggregate amount of $198,750 pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted March 27, 2020. Under the terms of the PPP, PPP loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. The Company intends to use the loan proceeds for purposes consistent with the PPP and anticipates that a majority of the loan amount will be forgiven, but no assurance can be given that the Company will not take actions that could cause the Company to be ineligible for forgiveness of some portion of the loan. The unforgiven portion of the loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months.

NOTE 6 – SUBSEQUENT EVENTS

In October 2021, the Company fully repaid the first promissory note issued to ICT.

The Company has evaluated events through the filing of this Quarterly Report on Form 10-Q and determined that there have been no events other than to describe above that have occurred that would require adjustments to our disclosure in the financial statements.